CERTIFICATION OF STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC. ON BEHALF OF THE FOLLOWING SERIES:

                      Strong High-Yield Municipal Bond Fund

STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectus and Statement of Additional Information for the Strong High-Yield Municipal Bond Fund - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on February 25, 2004 (with an effective date of March 1, 2004) pursuant to Post-Effective Amendment No. 25 (File Nos. 33-66838; 811-7930) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectus and Statement of Additional Information for the Strong High-Yield Municipal Bond Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                  STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC.


                                    /s/ Gilbert L. Southwell III
                                   --------------------------------------
                                   By:  Gilbert L. Southwell III
                                   Title:  Assistant Secretary

                                   Dated:  March 5, 2004